Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation
Share-based compensation expense	$ 7,691,000	$ 9,880,000
Share-based compensation reclassified from liability to additional paid-in capital	751,000	12,424,000
Share-based compensation recorded as liability	1,266,000		$ 1,443,000
Unrecognized compensation cost	14,833,000
Liability
Share-based Compensation
Share-based compensation expense	630,000	2,844,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	7,061,000	7,036,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	5,491,000	6,398,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	1,811,000	3,203,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 389,000	$ 279,000